Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
Note 11. Leases
Lessor Arrangements
The Company is a lessor in the equipment finance business where it has executed direct financing leases (“lease finance receivables”). The Company produces lease finance receivables through a specialty finance subsidiary that participates in syndicated loans that are brought to them, and equipment loans and leases that are assigned to them, by a select group of nationally recognized sources, and are generally made to large corporate obligors, many of which are publicly traded, carry investment grade or near-investment grade ratings, and participate in stable industries nationwide. Lease finance receivables are carried at the aggregate of lease payments receivable plus the estimated residual value of the leased assets and any initial direct costs incurred to originate these leases, less unearned income, which is accreted to interest income over the lease term using the interest method.
The standard leases are typically repayable on a level monthly basis with terms ranging from 24 to 120 months. At the end of the lease term, the lessee usually has the option to return the equipment, to renew the lease or purchase the equipment at the then fair market value (“FMV”) price. For leases with a FMV renewal/purchase option, the relevant residual value assumptions are based on the estimated value of the leased asset at the end of lease term, including evaluation of key factors, such as, the estimated remaining useful life of the leased asset, its historical secondary market value including history of the lessee executing the FMV option, overall credit evaluation and return provisions. The Company acquires the leased asset at fair market value and provides funding to the respective lessee at acquisition cost, less any volume or trade discounts, as applicable. Therefore, there is generally no selling profit or loss to recognize or defer at inception of a lease.
The residual value component of a lease financing receivable represents the estimated fair value of the leased equipment at the end of the lease term. In establishing residual value estimates, the Company may rely on industry data, historical experience, and independent appraisals and, where appropriate, information regarding product life cycle, product upgrades and competing products. Upon expiration of a lease, residual assets are remarketed, resulting in an extension of the lease by the lessee, a lease to a new customer or purchase of the residual asset by the lessee or another party. Impairment of residual values arises if the expected fair value is less than the carrying amount. The Company assesses its net investment in lease financing receivables (including residual values) for impairment on an annual basis with any impairment losses recognized in accordance with the impairment guidance for financial instruments. As such, net investment in lease financing receivables may be reduced by an allowance for credit losses with changes recognized as provision expense. On certain lease financings, the Company obtains residual value insurance from third parties to manage and reduce the risk associated with the residual value of the leased assets. At March 31, 2021 and December 31, 2020, the carrying value of residual assets with third-party residual value insurance for at least a portion of the asset value was $63.0 million and $70.6 million, respectively.
The Company uses the interest rate implicit in the lease to determine the present value of its lease financing receivables.
The components of lease income were as follows:

(in thousands)	For the Three Months ended March 31, 2021	For the Three Months ended March 31, 2020
Interest income on lease financing (1)	$13,871	$11,949

(1)	Included in Interest Income – Loans and leases in the Consolidated Statements of Income and Comprehensive Income.
At March 31, 2021 and December 31, 2020, the carrying value of net investment in leases was $2.0 billion and $1.9 billion. The components of net investment in direct financing leases, including the carrying amount of the lease receivables, as well as the unguaranteed residual asset were as follows:

(in thousands)	March 31, 2021	December 31, 2020
Net investment in the lease – lease payments receivable	$1,929,213	$1,771,097
Net investment in the lease – unguaranteed residual assets	80,349	80,093

Total lease payments	$2,009,562	$1,851,190

The following table presents the remaining maturity analysis of the undiscounted lease receivables as of March 31, 2021, as well as the reconciliation to the total amount of receivables recognized in the Consolidated Statements of Condition:

(in thousands)	March 31, 2021
2021	$24,349
2022	111,308
2023	342,220
2024	236,013
2025	427,495
Thereafter	868,177

Total lease payments	2,009,562
Plus: deferred origination costs	30,823
Less: unearned income	(110,582)

Total lease finance receivables, net	$1,929,803

Lessee Arrangements
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
assets and operating lease liabilities in the Consolidated Statements of Condition.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most leases do not provide an implicit rate, the incremental borrowing rate (FHLB borrowing rate) is used in determining the present value of lease payments. The implicit rate is used when readily determinable. The operating lease ROU asset is measured at cost, which includes the initial measurement of the lease liability, prepaid rent and initial direct costs incurred by the Company, less incentives received. The lease terms include options to extend the lease when it is reasonably certain that we will exercise that option. For the vast majority of the Company’s leases, we are reasonably certain we will exercise our options to renew to the end of all renewal option periods. As such, substantially all of our future options to extend the leases have been included in the lease liability and ROU assets.
Variable costs such as the proportionate share of actual costs for utilities, common area maintenance, property taxes and insurance are not included in the lease liability and are recognized in the period in which they are incurred. Amortization of the ROU assets was $4.7 million and $4.1 million for the three months ended March 31, 2021 and March 31, 2020, respectively.
The Company has operating leases for corporate offices, branch locations, and certain equipment. The Company’s leases have remaining lease terms of one year to approximately 25 years, the vast majority of which include one or more options to extend the leases for up to five years resulting in lease terms up to 40 years.
The components of lease expense were as follows:

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Operating lease cost	$6,750	$6,759
Sublease income	(28)	(11)

Total lease cost	$6,722	$6,748

Supplemental cash flow information related to the leases for the following periods:

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,750	$6,759
Supplemental balance sheet information related to the leases for the following periods:

(in thousands, except lease term and discount rate)	March 31, 2021	December 31, 2020
Operating Leases:
Operating lease right-of-use assets	262,196	$266,864
Operating lease liabilities	262,169	266,846
Weighted average remaining lease term	16 years	16 years
Weighted average discount rate	3.08%	3.12%

Maturities of lease liabilities:	March 31, 2021
(in thousands)
2021	$20,099
2022	25,893
2023	25,435
2024	24,764
2025	24,073
Thereafter	222,215

Total lease payments	342,479
Less: imputed interest	(80,310)

Total present value of lease liabilities	$262,169

NOTE 7. LEASES
Lessor Arrangements
The Company is a lessor in the equipment finance business where it has executed direct financing leases (“lease finance receivables”). The Company produces lease finance receivables through a specialty finance subsidiary that participates in syndicated loans that are brought to them, and equipment loans and leases that are assigned to them, by a select group of nationally recognized sources, and are generally made to large corporate obligors, many of which are publicly traded, carry investment grade or near-investment grade ratings, and participate in stable industries nationwide. Lease finance receivables are carried at the aggregate of lease payments receivable plus the estimated residual value of the leased assets and any initial direct costs incurred to originate these leases, less unearned income, which is accreted to interest income over the lease term using the interest method.
The standard leases are typically repayable on a level monthly basis with terms ranging from 24 to 120 months. At the end of the lease term, the lessee usually has the option to return the equipment, to renew the lease or purchase the equipment at the then fair market value (“FMV”) price. For leases with a FMV renewal/purchase option, the relevant residual value assumptions are based on the estimated value of the leased asset at the end of lease term, including evaluation of key factors, such as, the estimated remaining useful life of the leased asset, its historical secondary market value including history of the lessee executing the FMV option, overall credit evaluation and return provisions. The Company acquires the leased asset at fair market value and provides funding to the respective lessee at acquisition cost, less any volume or trade discounts, as applicable. Therefore, there is generally no selling profit or loss to recognize or defer at inception of a lease.
The residual value component of a lease financing receivable represents the estimated fair value of the leased equipment at the end of the lease term. In establishing residual value estimates, the Company may rely on industry data, historical experience, and independent appraisals and, where appropriate, information regarding product life cycle, product upgrades and competing products. Upon expiration of a lease, residual assets are remarketed, resulting in an extension of the lease by the lessee, a lease to a new customer or purchase of the residual asset by the lessee or another party. Impairment of residual values arises if the expected fair value is less than the carrying amount. The Company assesses its net investment in lease financing receivables (including residual values) for impairment on an annual basis with any impairment losses recognized in accordance with the impairment guidance for financial instruments. As such, net investment in lease financing receivables may be reduced by an allowance for credit losses with changes recognized as provision expense. On certain lease financings, the Company obtains residual value insurance from third parties to manage and reduce the risk associated with the residual value of the leased assets. At December 31, 2020 and December 31, 2019, the carrying value of residual assets with third-party residual value insurance for at least a portion of the asset value was $70.6 million and $70.1 million, respectively.
The Company uses the interest rate implicit in the lease to determine the present value of its lease financing receivables.
The components of lease income were as follows:

(in thousands)	For the Twelve Months ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Interest income on lease financing (1)	$52,279	$38,087

(1)	Included in Interest Income – Loans and leases in the Consolidated Statements of Income and Comprehensive Income.
At December 31, 2020 and December 31, 2019, the carrying value of net investment in leases was $1.9 billion and $1.4 billion. The components of net investment in direct financing leases, including the carrying amount of the lease receivables, as well as the unguaranteed residual asset were as follows:

(in thousands)	December 31, 2020	December 31, 2019
Net investment in the lease - lease payments receivable	$1,771,097	$1,302,760
Net investment in the lease - unguaranteed residual assets	80,093	74,064

Total lease payments	$1,851,190	$1,376,824

The following table presents the remaining maturity analysis of the undiscounted lease receivables as of December 31, 2020, as well as the reconciliation to the total amount of receivables recognized in the Consolidated Statements of Condition:

(in thousands)	December 31, 2020
2021	$37,373
2022	171,549
2023	277,468
2024	111,378
2025	430,585
Thereafter	822,837

Total lease payments	1,851,190
Plus: deferred origination costs	32,008
Less: unearned income	(116,366)

Total lease finance receivables, net	$1,766,832

Lessee Arrangements
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
assets and operating lease liabilities in the Consolidated Statements of Condition.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most leases do not provide an implicit rate, the incremental borrowing rate (FHLB borrowing rate) is used based on the information available at adoption date in determining the present value of lease payments. The implicit rate is used when readily determinable. The operating lease ROU asset is measured at cost, which includes the initial measurement of the lease liability, prepaid rent and initial direct costs incurred by the Company, less incentives received. The lease terms include options to extend the lease when it is reasonably certain that we will exercise that option. For the vast majority of the Company’s leases, we are reasonably certain we will exercise our options to renew to the end of all renewal option periods. As such, substantially all of our future options to extend the leases have been included in the lease liability and ROU assets.
Variable costs such as the proportionate share of actual costs for utilities, common area maintenance, property taxes and insurance are not included in the lease liability and are recognized in the period in which they are incurred. Amortization of the ROU assets was $20.0 million and $38.4 million for the twelve months ended December 31, 2020 and 2019, respectively. Included in the twelve months ended December 31, 2019, was $11.7 million that was due to the closing of certain locations.
The Company has operating leases for corporate offices, branch locations, and certain equipment. The Company’s leases have remaining lease terms of one year to approximately 25 years, the vast majority of which include one or more options to extend the leases for up to five years resulting in lease terms up to 40 years.
During the twelve months ended December 31, 2019, the Company entered into a sale-lease back transaction with an unrelated third party with a lease term of 20 years (including renewal options). The sale of the branch property in Florida resulted in a gain of $7.9 million in 2019, which is included in “Other income” in the Consolidated Statements of Income and Comprehensive Income for the twelve months ended December 31, 2019.
The components of lease expense were as follows:

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Operating lease cost	$22,721	$28,695
Sublease income	(68)	(105)

Total lease cost	$22,653	$28,590

Supplemental cash flow information related to the leases for the following periods:

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$22,721	$28,695
Supplemental balance sheet information related to the leases for the following periods:

(in thousands, except lease term and discount rate)	December 31, 2020	December 31, 2019
Operating Leases:
Operating lease right-of-use assets	266,864	$286,194
Operating lease liabilities	266,846	285,991
Weighted average remaining lease term	16 years	17 years
Weighted average discount rate%	3.12%	3.23%

(in thousands)	December 31, 2020
Maturities of lease liabilities:
2021	$26,961
2022	25,994
2023	25,545
2024	24,884
2025	24,113
Thereafter	223,503

Total lease payments	351,000
Less: imputed interest	(84,154)

Total present value of lease liabilities	$266,846